NET EARNINGS (LOSS) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Net earnings (loss) per common share

		2017	2016	2015
Weighted average common shares outstanding – basic (thousands of shares)		1,175,094	1,100,471	1,093,862
Effect of dilutive stock options (thousands of shares)		7,729	—	—
Weighted average common shares outstanding – diluted (thousands of shares)		1,182,823	1,100,471	1,093,862
Net earnings (loss)		$2,397	$(204)	$(637)
Net earnings (loss) per common share	– basic	$2.04	$(0.19)	$(0.58)
	– diluted	$2.03	$(0.19)	$(0.58)